FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Fair Value Measurement Inputs Level 1 (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Cash and cash equivalents	€ 47,183	€ 24,696
Liabilities:
Short-term borrowings	1,914	2,638
Long-Term Debt	5,759	5,675
Fair Value, Inputs, Level 1 [Member]
Assets:
Cash and cash equivalents	47,183	24,696
Liabilities:
Short-term borrowings	€ 1,914	€ 2,638